UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/99

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Management Company LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 16, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $130,178 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Astra/Cl.A ADRs                STOCK            046298105     1817    79196          SOLE                    79196
Astra/Cl.A ORDs                STOCK            000101008     8208   357852          SOLE                   357852
AMP Inc.                       STOCK            031897101    14716   275058          SOLE                   275058
Anacomp Inc - New              STOCK            032371106      882    54728          SOLE                    54728
Aeroquip Vickers Inc.          STOCK            007869100     8600   150057          SOLE                   150057
American Stores Co.            STOCK            030096101      955    28943          SOLE                    28943
Ascend Communications Inc.     STOCK            043491109     1973    23579          SOLE                    23579
Airtouch Comm.                 STOCK            00949T100     2603    26944          SOLE                    26944
Boole & Babbage Inc            STOCK            098586100     1367    54652          SOLE                    54652
Bonneville Pacific             STOCK            098904105       92    19109          SOLE                    19109
Bankers Trust Corp.            STOCK            066365107     7476    84717          SOLE                    84717
Calif Coastal                  STOCK            500434303       19     2982          SOLE                     2982
Camelot Music Hldngs Cl. A     STOCK            13322Q106      562    25526          SOLE                    25526
Capstar Broadcst               STOCK            14067G105     1622    70722          SOLE                    70722
New Dimension Software         STOCK            M74295102     2740    52816          SOLE                    52816
Delta & Pine Land Co.          STOCK            247357106      581    18884          SOLE                    18884
Friendly Ice Cream Corp        STOCK            358497105       27     4363          SOLE                     4363
Getchell Gold Corporation      STOCK            374265106     4385   167446          SOLE                   167446
Irvine Apartment Communs.      STOCK            463606103     4475   136126          SOLE                   136126
Jennifer Convertibles          STOCK            476153101       15     6116          SOLE                     6116
Lucasvarity, PLC ADS           STOCK            549395101     2951    63607          SOLE                    63607
Lucasvarity ORDs               STOCK            549395102    13081  2819080          SOLE                  2819080
Mirror Group, PLC              STOCK            005962757      730   214793          SOLE                   214793
Morton Int'l Ind.              STOCK            619335102     8513   231641          SOLE                   231641
Noma Inds Ltd.-Cl. A           STOCK            655316305      525    85626          SOLE                    85626
Norrell Corp.                  STOCK            656301108       36     2780          SOLE                     2780
Pioneer Hi-Bred                STOCK            723686101      367     9759          SOLE                     9759
Platinum Technology Int'l      STOCK            72764T101     1145    44921          SOLE                    44921
Quickturn Design Systems       STOCK            74838E102     2519   178347          SOLE                   178347
Reltec Corp.                   STOCK            759527104     1040    35315          SOLE                    35315
Sunstrand Corp.                STOCK            867323107      368     5290          SOLE                     5290
Snyder Oil Corp.               STOCK            833482102     1461    98637          SOLE                    98637
TIG Holdings Inc               STOCK            872469101     6573   402912          SOLE                   402912
US Filter Corp.                STOCK            911843209     5233   170863          SOLE                   170863
VLSI Tech., Inc.               STOCK            918270109     5023   259265          SOLE                   259265
Whittaker Corp.                STOCK            966680407      439    20033          SOLE                    20033
Excite Inc.                    STOCK            300904109     3573    25518          SOLE                    25518
Xylan Corporation              STOCK            984151100     8768   238177          SOLE                   238177
Astra/Cl.A ADRs  APR 22 1/2    OPTION           0462989DX       29      228     CALL SOLE                      228
At Home MAY 160                OPTION           0459199QL       51       21     PUT  SOLE                       21
AMP Inc.  APR 55               OPTION           0318979DK        2       14     CALL SOLE                       14
Airtouch Comm. APR 85          OPTION           00949T9DQ     1599     1390     CALL SOLE                     1390
Bankers Trust Corp. APR 80     OPTION           0663659DP      195      211     CALL SOLE                      211
Bankers Trust Corp. JUL 80     OPTION           0663659GP      420      361     CALL SOLE                      361
Bankers Trust Corp. JUL 90     OPTION           0663659GR      159      636     CALL SOLE                      636
Bankers Trust Corp. JUL 60     OPTION           0663659SL       81      809     PUT  SOLE                      809
Capstar Broadcst APR 20        OPTION           14067G9DD       41      144     CALL SOLE                      144
Platinum  MAY 25               OPTION           72764T9EE      109      581     CALL SOLE                      581
Excite  APR 110                OPTION           3009049DB      508      160     CALL SOLE                      160
King World Productns APR 30    OPTION           4956679DF       27      127     CALL SOLE                      127
Pioneer Hi-Bred APR 40         OPTION           7236869DH        2       65     CALL SOLE                       65
Pioneer Hi-Bred JUN 40         OPTION           7236869FH        2       68     CALL SOLE                       68
Ascend Comm. APR 75            OPTION           0434919DO     1268     1335     CALL SOLE                     1335
Sunstrand Corp. APR 70         OPTION           8673239DN       46      811     CALL SOLE                      811
US Filter Corp. APR 30         OPTION           9118439DF      179     2043     CALL SOLE                     2043
Golden Ocean Group Warrants    WARRANT          381138R16        0      500          SOLE                      500
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